                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        NewBridge Partners, LLC
             -------------------------------------------
Address:     535 Madison Avenue, 14th Floor
             -------------------------------------------
             New York, New York 10022
             -------------------------------------------

             -------------------------------------------

Form 13F File Number: 28- 5523
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kathy T. Abramson
             -------------------------------------------
Title:       Chief Financial Officer
             -------------------------------------------
Phone:       (212) 745-1000
             -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kathy T. Abramson        New York, New York        October 30, 2001
-----------------------  --------------------------    ----------------
[Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
                                          ----------------
Form 13F Information Table Entry Total:   84
                                          ----------------
Form 13F Information Table Value Total:  $2,548,216
                                          ----------------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.            Form 13F File Number               Name

      None           28-____________                    ___________________
      ----

      [Repeat as necessary.]

NewBridge Partners, LLC
Form 13F Information Table

For the quarter ended September 30, 2001

      COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4 COLUMN 5         COLUMN 6                COLUMN 7  COLUMN 8
      --------         --------    --------  -------- --------         --------                --------  --------

                                                                      INVESTMENT
                                                                      DISCRETION                        VOTING AUTHORITY
                        TITLE OF               VALUE             PUT/                          OTHER
 NAME OF ISSUER          CLASS        CUSIP   (x$1000)   SHRS    CALL   SOLE    SHARED OTHER  MANAGERS   SOLE     SHARED     NONE
 --------------         ---------   --------- --------   ----    ----   ----    ------ -----  --------   ----     ------     ----
A E S CORP COM          COMMON      00130H105      940    73,326         65,326      0  8,000             50,831       0      22,495
A O L TIME WARNER       COMMON      00184A105  194,089 5,863,726      5,824,726  1,500 37,500          3,314,407  60,046   2,489,273
ABBOTT LABS             COMMON      002824100    1,193    23,000         15,000      0  8,000                  0       0      23,000
AMERICAN HOME PRODS C   COMMON      026609107      562     9,650          8,650      0  1,000                  0       0       9,650
AMERICAN INTL GROUP I   COMMON      026874107  203,734 2,611,972      2,597,711    298 13,963          1,827,673   7,106     777,193
AMGEN INC COM           COMMON      031162100   95,136 1,618,779      1,614,071    258  4,450          1,029,473   2,898     586,408
APPLIED MICRO CIRCUIT   COMMON      03822W109       83    11,930         11,930      0      0             11,930       0           0
AUTOMATIC DATA PROCES   COMMON      053015103      423     9,000          9,000      0      0                  0       0       9,000
BAXTER INTL INC         COMMON      071813109      232     4,210          4,210      0      0                  0       0       4,210
BERKSHIRE HATHAWAY IN   COMMON      084670207    5,224     2,242          2,242      0      0                  0       0       2,242
BRISTOL MYERS SQUIBB    COMMON      110122108      659    11,864         11,128      0    736                 18       0      11,846
BROADCOM CORP COM       COMMON      111320107   33,916 1,670,749      1,667,984  1,265  1,500          1,095,183   8,920     566,646
BROCADE COMMUNICATION   COMMON      111621108   29,364 2,092,971      2,089,796  1,875  1,300          1,447,612   6,830     638,529
CELESTICA INC SUB VTG   COMMON      15101Q108    1,794    65,825         64,825  1,000      0             45,915   1,000      18,910
CHECK POINT SOFTWARE    COMMON      M22465104      506    22,987         22,487    500      0             16,032     500       6,455
CISCO SYS INC COM       COMMON      17275R102  108,641 8,919,591      8,831,426  4,165 84,000          4,662,018  62,132   4,195,441
CITIGROUP INC COM       COMMON      172967101  185,987 4,592,281      4,560,647    534 31,100          3,054,583  18,635   1,519,063
CLEAR CHANNEL COMMUNI   COMMON      184502102   90,813 2,284,593      2,284,328    265      0          1,559,599   6,230     718,764
COCA COLA CO            COMMON      191216100      829    17,700          3,000      0 14,700                  0       0      17,700
COLGATE PALMOLIVE CO    COMMON      194162103      757    13,000              0      0 13,000                  0       0      13,000
CONVERGYS CORP COM      COMMON      212485106    1,208    43,535         42,585    950      0             28,520     950      14,065
DELL COMPUTER CORP CO   COMMON      247025109      300    16,210         16,210      0      0                110       0      16,100
DISNEY WALT PRODTNS     COMMON      254687106      199    10,694         10,694      0      0                  0       0      10,694
DU PONT E I DE NEMOUR   COMMON      263534109      505    13,458         13,458      0      0                  0       0      13,458
E M C CORP MASS COM     COMMON      268648102   82,189 6,994,807      6,947,922  2,185 44,700          3,883,368  33,485   3,077,954
EXXON CORPORATION       COMMON      30231G102    1,716    43,552         23,440      0 20,112                  0       0      43,552
FEDERAL NAT MORTGAGE    COMMON      313586109      572     7,150          7,150      0      0                  0       0       7,150
FIRST DATA CORP COM     COMMON      319963104    1,141    19,580         18,980    600      0             13,605     600       5,375
FIRST NB ANCHORAGE AL   COMMON      322387101      204       180            180      0      0                  0       0         180
FISHER TRANSN SVCS IN   COMMON      338034101        0    12,000         12,000      0      0                  0       0      12,000
FOREST LABS INC COM     COMMON      345838106   74,145 1,027,795      1,023,135    160  4,500            641,620   4,480     381,695
GEMSTAR-TV GUIDE INTL   COMMON      36866W106      556    28,210         27,410    800      0             22,355     800       5,055
GENENTECH INC COM NEW   COMMON      368710406   80,457 1,828,562      1,825,613    349  2,600          1,084,895   8,209     735,458
GENERAL ELEC CO         COMMON      369604103    6,327   170,094        155,694      0 14,400                300       0     169,794
GENERAL MTRS CORP CL    COMMON      370442832    1,571   117,852        115,852  2,000      0             88,427   2,000      27,425
HARLEY DAVIDSON INC C   COMMON      412822108   85,914 2,121,334      2,110,264    270 10,800          1,417,544     330     703,460
HARTFORD FINL SVCS GR   COMMON      416515104      933    15,886              0      0 15,886                  0       0      15,886
HOME DEPOT INC COM      COMMON      437076102  194,977 5,081,492      5,041,519    573 39,400          3,152,024  18,388   1,911,080
HUNTINGTON BANCSHARES   COMMON      446150104    1,549    89,508         89,508      0      0                  0       0      89,508
I B M                   COMMON      459200101    5,219    56,900         20,900      0 36,000                100       0      56,800
INSIGHT ENTERPRISES I   COMMON      45765U103      215    15,187         15,187      0      0                  0       0      15,187
INTEL CORP COM          COMMON      458140100    1,480    72,425         72,325      0    100             13,525       0      58,900

ITT INDS INC IND COM    COMMON    450911102      356     7,943               0         0   7,943              0         0      7,943
J D S UNIPHASE CORP C   COMMON    46612J101   23,526 3,722,419       3,715,929     3,430   3,060      2,553,852    17,755  1,150,812
J.P. MORGAN CHASE & C   COMMON    46625H100      285     8,349           2,799         0   5,550              0         0      8,349
JOHNSON & JOHNSON       COMMON    478160104   51,783   934,718         475,518   448,000  11,200            828   448,000    485,890
JUNIPER NETWORKS INC    COMMON    48203R104   20,841 2,148,562       2,145,477     2,085   1,000      1,357,326     4,775    786,461
LIBERTY MEDIA CORP SE   COMMON    530718105      685    53,910          53,910         0       0          1,830         0     52,080
LOWES COS INC COM       COMMON    548661107      443    14,000          14,000         0       0              0         0     14,000
MANOR CARE INC          COMMON    564055101      560    19,927               0         0  19,927              0         0     19,927
MEDTRONIC INC COM       COMMON    585055106  219,493 5,045,820       5,024,885       535  20,400      3,356,402    18,450  1,670,968
MERCK & CO INC          COMMON    589331107    3,120    46,851          45,851         0   1,000             75         0     46,776
MERRILL LYNCH & CO IN   COMMON    590188108  155,708 3,835,178       3,819,263       415  15,500      2,647,875    13,900  1,173,403
METHANEX CORP COM       COMMON    59151K108      242    50,000          50,000         0       0              0         0     50,000
MICROSOFT CORP COM      COMMON    594918104    9,835   192,207         167,207         0  25,000         16,107         0    176,100
MINNESOTA MNG & MFG C   COMMON    604059105      256     2,600               0         0   2,600              0         0      2,600
MORGAN STANLEY DEAN W   COMMON    617446448      523    11,294           9,294         0   2,000          1,254         0     10,040
NBP TRUECROSSING FDS    MUTUAL    628745101      121    27,244          27,244         0       0              0         0     27,244
NBP TRUECROSSING FDS    MUTUAL    628745200       78    43,574          43,574         0       0              0         0     43,574
NOKIA CORP ADR SPONSO   COMMON    654902204  112,554 7,191,965       7,165,925     3,340  22,700      4,519,563    20,530  2,651,872
NORTHERN TR CORP COM    COMMON    665859104      283     5,400               0         0   5,400              0         0      5,400
OMNICOM GROUP COM       COMMON    681919106      397     6,124           6,124         0       0             20         0      6,104
ORACLE SYS CORP         COMMON    68389X105    1,850   147,080         144,080     3,000       0        104,879     3,000     39,201
PFIZER INC              COMMON    717081103  205,206 5,117,353       5,093,108       645  23,600      3,508,287    18,690  1,590,376
PHILIP MORRIS COS INS   COMMON    718154107      311     6,450           1,650         0   4,800              0         0      6,450
PRINS RECYCLING CORP    COMMON    742544109        0    18,000          18,000         0       0         18,000         0          0
QUALCOMM INC COM        COMMON    747525103   73,677 1,549,785       1,547,774       611   1,400      1,112,589     6,851    430,345
REDBACK NETWORKS INC    COMMON    757209101       19    13,420          13,420         0       0         13,420         0          0
ROYAL DUTCH PETE CO N   COMMON    780257804      528    10,500               0         0  10,500              0         0     10,500
RSTK ABTOX INC SER F    FOREIGN   00386G991        0   120,387         120,387         0       0              0         0    120,387
SCHERING PLOUGH CORP    COMMON    806605101      831    22,400          20,100         0   2,300              0         0     22,400
SCHLUMBERGER            COMMON    806857108      213     4,663           2,637         0   2,026              0         0      4,663
SCHWAB CHARLES CORP N   COMMON    808513105  101,976 8,867,517       8,804,067     1,450  62,000      5,509,156    72,395  3,285,966
SONIC SOLUTIONS COM     COMMON    835460106       52    40,000          40,000         0       0              0         0     40,000
SSL International PLC   FOREIGN   G8401X108        0    12,999          12,999         0       0              0         0     12,999
ST JUDE MED INC COM     COMMON    790849103    8,645   126,300         126,300         0       0              0         0    126,300
STRYKER CORP COM        COMMON    863667101      529    10,000          10,000         0       0              0         0     10,000
SUN MICROSYSTEMS INC    COMMON    866810104    2,092   252,934         251,434     1,500       0        131,772     1,500    119,662
TEXAS INSTRS INC COM    COMMON    882508104    2,759   110,436         109,736       700       0         73,046       700     36,690
UNITED TECHNOLOGIES C   COMMON    913017109      202     4,336           4,336         0       0              0         0      4,336
VERITAS SOFTWARE CO C   COMMON    923436109   47,217 2,660,594       2,556,584     1,510   2,500      1,885,911     7,945    666,738
WAL MART STORES INC     COMMON    931142103    3,298    66,636          52,636         0  14,000            100         0     66,536
WALGREEN COMPANY        COMMON    931422109      227     6,600           1,000         0   5,600              0         0      6,600
WRIGLEY WM JR CO        COMMON    982526105    1,231    24,000               0         0  24,000              0         0     24,000